SUPPLEMENTARY CASH FLOWS INFORMATION (Tables)	12 Months Ended
Mar. 31, 2022
Cash Flow Statement [Abstract]
Analysis of Non-Cash Working Capital
Changes in non-cash working capital are as follows:

	2022	2021
Cash provided by (used in) non-cash working capital:
Accounts receivable	$34.2	$32.6
Contract assets	(49.3)	75.5
Inventories	107.3	43.4
Prepayments	(5.6)	2.3
Income taxes	(11.5)	(12.0)
Accounts payable and accrued liabilities	(24.6)	(54.0)
Provisions	(25.8)	27.7
Contract liabilities	(2.2)	(165.0)
	$22.5	$(49.5)

Supplemental Cash Flow Information	Supplemental information:

	2022	2021
Interest paid	$78.0	$98.0
Interest received	13.1	13.2
Income taxes paid	44.5	26.4